ORGANIZATION AND PRINCIPAL ACTIVITIES (Table)	12 Months Ended
Mar. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries

			Percentage of
	Later date of		beneficial interest
	incorporation/	Place of	by iKang
Names	acquisition	incorporation	Healthcare Group, Inc.	Principal activities

Subsidiaries:
iKang Guobin Healthcare Group, Inc.(“iKang Guobin”)	December 24, 2003	BVI	100%	Holding company
ShanghaiMed iKang, Inc. (“Beijing iKang”)	February 27, 2004	PRC	100%	Sales of healthcare service
Shanghai iKang Co., Ltd. (“Shanghai iKang”)	December 27, 2004	PRC	100%	Sales of healthcare service
iKang Zhejiang, Inc. (“iKang Zhejiang BVI”)	April 5, 2006	BVI	73%	Holding company
iKang HealthManagement (Zhejiang) Co., Ltd. (“Zhejiang iKang”)	July 11, 2006	PRC	73%	Sales of healthcare service
Bayley & Jackson (China) Medical Services Limited (“Bayley & Jackson (Hong Kong)”)	October 10, 2006	Hong Kong	100%	Holding company
Beijing Bayley & Jackson Clinic Co., Ltd. (“iKang Beijing Ritan”)	October 10, 2006	PRC	100%	Medical examination & clinical
Yuanhua Healthcare Limited (HongKong) (“Yuanhua HK”)	July 31, 2013	BVI	100%	Holding company
MediFast (Hong Kong) Limited (“MediFast”)	March 16, 1995	Hong Kong	80%	Medical examination & clinical
Yuanhua Medical Consultancy Services (Shanghai) Co., Ltd. (“Yuanhua WFOE”)	July 31, 2013	PRC	100%	Sales of healthcare service

VIEs:
Shanghai iKang Guobin Holding Co., Ltd. (“iKang Holding”)	April 27, 2007	PRC	100%	Holding company
Hangzhou iKang Guobin Clinic, Co., Ltd. (“iKang Hangzhou Xixi”)	September 26, 2010	PRC	73%	Medical examination
Shanghai Yuanhua Information Technology Co., Ltd. (“Yuanhua Information”)	July 31, 2013	PRC	100%	Holding company
Jiandatong Health Technology (Beijing) Co., Ltd. (“Beijing Jiandatong”)	April 1, 2013	PRC	80%	Sales of healthcare service

VIEs’ subsidiaries:
iKang Guobin Healthcare Management Group Co., Ltd. (“iKang Online”)	September 13, 2004	PRC	100%	Sales of healthcare service
Beijing iKang Guobin Health Technology Co., Ltd. (“iKang Technology”)	February 3, 2005	PRC	100%	Sales of healthcare service
Shenzhen iKang Co., Ltd. (“Shenzhen iKang”)	July 12, 2006	PRC	100%	Sales of healthcare service
Shanghai Yalong Daoyi Services Co., Ltd. (“Yalong Daoyi”)	December 20, 2006	PRC	100%	Sales of healthcare service
Guangzhou iKang Guobin Health Checkup Co., Ltd. (“iKang Guangzhou Huanshi East/Tianhe”)	April 27, 2007	PRC	100%	Medical examination
Shanghai Guobin Medical Center Co., Ltd. (“iKang Shanghai Xikang Road”)	April 27, 2007	PRC	100%	Medical examination & clinical
Shanghai Wangzu Guobin Medical Center Co., Ltd. (“iKang Shanghai Gubei”)	April 27, 2007	PRC	70%	Medical examination
Shanghai iKang Guobin Mingmen Clinic Co., Ltd. (“iKang Shanghai Pudong Avenue”)	April 27, 2007	PRC	100%	Medical examination
Shenzhen iKang Guobin Hospital Management, Inc. (“Shenzhen Hospital Management”)	September 10, 2007	PRC	66%	Holding company
Shenzhen Puji Clinic Co., Inc. (“iKang Shenzhen Nanshan”)	September 10, 2007	PRC	66%	Medical examination
Beijing iKang Guobin Lidu Clinic, Co., Ltd. (“iKang Beijing Lidu”)	December 3, 2007	PRC	100%	Medical examination
Chengdu iKang Guobin Blue Coast Health Management Co., Ltd. (“Chengdu Blue Coast”)	December 7, 2007	PRC	100%	Relaxation and recreation
Nanjing Joycome Clinic, Co., Ltd (“iKang Nanjing Xinjiekou”)	January 10, 2008	PRC	100%	Medical examination
Shenzhen iKang Guobin Clinic Co., Ltd. (“iKang Shenzhen Luohu”)	March 25, 2008	PRC	100%	Medical examination

			Percentage of
	Later date of		beneficial interest
	incorporation/	Place of	by iKang Guobin
Names	acquisition	incorporation	Healthcare Group, Inc.	Principal activities

VIEs’ subsidiaries:
Beijing iKang Guobin Jianwai Clinic, Co., Ltd. (“iKang Beijing Jianguomen”)	September 9, 2008	PRC	100%	Medical examination
Beijing iKang Guobin Zhongguan Clinic, Co., Ltd. (“iKang Beijing Zhongguancun”)	September 19, 2008	PRC	100%	Medical examination
Beijing iKang Guobin Zhengqingyuan Clinic, Co., Ltd. (“iKang Beijing Kunming Lake”)	December 1, 2008	PRC	100%	Medical examination
Beijing iKang Guobin Jiuxianqiao Clinic, Co., Ltd. (“iKang Beijing Yansha East”)	December 1, 2008	PRC	100%	Medical examination
Shanghai iKang Guobin Renren Clinic, Co., Ltd. (“iKang Shanghai Yangpu”)	December 9, 2008	PRC	100%	Medical examination
Chengdu iKang Guobin Health Examination Hospital Co., Ltd. (“iKang Chengdu Waishuangnan”)	January 15, 2009	PRC	100%	Medical examination
Shanghai iKang Guobin Blue Cross Clinic, Co., Ltd. (“iKang Shanghai Lujiazui”)	January 28, 2010	PRC	100%	Medical examination
Shanghai Wenzhong Clinic, Co., Ltd. (“Shanghai Wenzhong”)	February 12, 2010	PRC	71%	Medical examination
Beijing iKang Guobin Clinic, Co., Ltd. (“iKang Beijing Xuanwumen”)	August 5, 2010	PRC	100%	Medical examination
Nanjing iKang Guobin Clinic Co., Ltd. (“iKang Nanjing Gulou”)	January 19, 2011	PRC	100%	Medical examination
Shenzhen Xinglin Clinic Co., Ltd. (“iKang Shenzhen Futian”)	January 25, 2011	PRC	100%	Medical examination
Fujian iKang Guobin Health Management Co., Ltd. (“Fujian iKang”)	April 1, 2011	PRC	71%	Sales of healthcare service
Fuzhou iKang Guobin General Clinic, Co., Ltd. (“iKang Fuzhou Gulou”)	November 14, 2011	PRC	71%	Medical examination
Beijing iKang Guobin Xinei Clinic, Co., Ltd. (“iKang Beijing Xinei”)	January 30, 2012	PRC	100%	Medical examination
Shanghai iKang Guobin Fukang Clinic, Co., Ltd. (“Yan’an West Road”)	January 18, 2012	PRC	100%	Medical examination
Shanghai Zhonghuan Yipin Clinic, Co., Ltd. (“iKang Shanghai Zhonghuan”)	January 21, 2012	PRC	100%	Medical examination
Shanghai Yipin Clinic, Co., Ltd. (“iKang Shanghai Jing’an”)	January 21, 2012	PRC	100%	Medical examination
Shanghai iKang Guobin Waizhitan Clinic, Co., Ltd. (“iKang Shanghai Yan’an East Road”)	May 29, 2012	PRC	100%	Medical examination
Shanghai Jianwei Clinic, Co., Ltd. (“iKang Shanghai Jianwei”)	August 17, 2012	PRC	100%	Medical examination
Hangzhou iKang Guobin Wenhui Clinic, Co., Ltd. (“iKang Hangzhou Wenhui”)	September 3, 2012	PRC	100%	Medical examination
Tianjin Heping Aibin Clinic, Co., Ltd. (“iKang Tianjin Heping”)	October 15, 2012	PRC	100%	Medical examination
Suzhou Aibin Clinic, Co., Ltd. (“iKang Suzhou”)	November 13, 2012	PRC	100%	Medical examination
Changchun iKang Guobin Jiachang General Clinic, Co., Ltd. (“iKang Changchun”)	November 5, 2012	PRC	100%	Medical examination
Chengdu Jinjiang iKang Guobin Hongzhaobi Health Examination General Clinic, Co., Ltd. (“iKang Chengdu Jinjiang”)	December 21, 2012	PRC	100%	Medical examination
Chongqing Aibin Clinic, Co., Ltd. (“iKang Chongqing”)	December 18, 2012	PRC	100%	Medical examination
Guangzhou Wokang Clinic (“iKang Guangzhou Wokang”)	December 3, 2012	PRC	100%	Medical examination
Shenzhen Kefa Clinic (“Shenzhen Kefa”)	March 26, 2013	PRC	100%	Medical examination
Shanghai iKang Jianwei Health Management Co., Ltd (“Shanghai Jianwei Management”)	September 6, 2013	PRC	65%	Sales of healthcare service
Shanghai Yuanhua Clinic Co., Ltd. (“Yuanhua Clinic”)	July 31, 2013	PRC	100%	Medical examination
Nanjing Aoyang TCM Clinic Co., Ltd., (“Nanjing Aoyang Clinic”)	September 1, 2013	PRC	100%	Medical examination
Nanjing Aoyang Shunkang Health Information Consultancy Co., Ltd. (“Nanjing Aoyang Shunkang”)	September 1, 2013	PRC	100%	Sales of healthcare service
Jiangyin iKang Guobin Clinic Co., Ltd. (“iKang Jiangyin”)	December 16, 2013	PRC	100%	Medical examination
Zhejiang Huzhou Ailikang Investment Management Co., Ltd. (“Zhejiang Ailikang”)	December 31, 2013	PRC	100%	Sales of healthcare service
Hangzhou Aibo Huagang Clinic Co. Ltd. (“Hangzhou Aibo”)	December 31, 2013	PRC	100%	Medical examination
Beijing iKang Jun’an Clinic Co., Ltd. (“iKang Beijing Jun’an”)	November 28, 2013	PRC	100%	Medical examination
Beijing iKang Guobin Yayun Clinic Co., Ltd. (“iKang Beijing Yayun”)	December 5, 2013	PRC	100%	Medical examination
Changzhou iKang Guobin Clinic Co., Ltd. (“iKang Changzhou”)	March 14, 2014	PRC	62.5%	Medical examination

Schedule of financial statements amounts and balances of the VIE entities, included in the accompanying consolidated financial statements (after inter-company elimination)

	As of March 31,
	2013	2014

Cash and cash equivalents	$13,308	$11,326
Account receivable and other current assets	34,789	54,508
Total current assets	48,097	65,834
Property and equipment, net	31,511	60,325
Acquired intangible assets, net	4,475	14,070
Other noncurrent assets	7,069	38,466
Total non-current assets	43,055	112,861
Total assets	91,152	178,695
Deferred revenues	19,183	22,234
Account payable and other current liabilities	38,264	62,837
Total current liabilities	57,447	85,071
Total non-current liabilities	608	4,857
Total liabilities	$58,055	$89,928

	For the year ended March 31,
	2012	2013	2014

Net revenues	$80,563	$113,506	$170,226
Net income	$9,772	$11,728	$20,948

	For the year ended March 31,
	2012	2013	2014

Net cash provided by operating activities	$13,310	$14,978	$18,327
Net cash used in investing activities	(12,867)	(15,944)	(29,304)
Net cash (used in)/ provided by financing activities	$(2,043)	$3,824	$8,995